Dissagreggated Revenue - Schedule of Revenue is Disaggregated by the Geographical Locations (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Schedule of Revenue is Disaggregated by the Geographical Locations [Line Items]
Revenue by geographical locations	$ 137,247,341	$ 17,633,567	$ 235,667,734	$ 174,202,627
The United States and Canada [Member]
Schedule of Revenue is Disaggregated by the Geographical Locations [Line Items]
Revenue by geographical locations	45,875,807	5,894,133	171,354,373	132,124,783
The UK [Member]
Schedule of Revenue is Disaggregated by the Geographical Locations [Line Items]
Revenue by geographical locations	70,561,936	9,065,812	39,906,752	17,898,073
Others [Member]
Schedule of Revenue is Disaggregated by the Geographical Locations [Line Items]
Revenue by geographical locations	$ 20,809,598	$ 2,673,622	$ 24,406,609	$ 24,179,771